State Street Bank and Trust Company

Legal Administration

Mailstop: SFC0805

One Lincoln Street, 8th Floor

Boston, MA 02111

February 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	IVA Fiduciary Trust (the “Registrant”)
SEC File No. 333-151800

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Registrant do not differ from those contained in Post-Effective Amendment No. 36 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically with the Securities and Exchange Commission on January 25, 2021, with an effective date of January 31, 2021.

Please call me at (617) 662-1504 if you have any questions with respect to this certification.

Sincerely,

/s/ Brian F. Link

Brian F. Link

Vice President and Managing Counsel

cc:	Shanda Scibilia, Chief Compliance Officer, IVA Fiduciary Trust
Michael S. Caccese, Esq., K&L Gates LLP